Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 ¥ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 ¥ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 ¥ / shares
Summary of Significant Accounting Policies (Details) [Line Items]
Cash balances (in Dollars)	$ 70,482		$ 77,302
Amortized cost of sales (in Dollars)	128		7,375		$ 15,970
Impairment allowance (in Dollars)	770
Advances from customers (in Dollars)	$ 147		$ 536
Description of term	Payment terms and conditions vary by contract types, and terms typically include a requirement for payment within a period from 6 to 9 months.
Exception of equity rates | $ / shares	$ 1		$ 1
Average translation rates | $ / shares	$ 1		$ 1		$ 1
Credit Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Deposit at financial institutions (in Dollars)	$ 70,199		$ 74,963
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage	76.00%		80.00%
Number of customers	5		5
PRC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Income tax, description	The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000 ($15,685). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. As of December 31, 2022, the tax years ended December 31, 2018 through December 31, 2022 for the Company’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.
Major Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage	21.00%		20.00%		14.00%
Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage	27.00%		24.00%
Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage	19.00%		21.00%
Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage	11.00%		20.00%
Customer Four [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage	10.00%		9.00%
Customer Five [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage	9.00%		7.00%
Supplier [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage	30.00%		53.00%
RMB [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Exception of equity rates | ¥ / shares		¥ 6.9646		¥ 6.3757
Average translation rates | ¥ / shares		¥ 6.7261		¥ 6.4531		¥ 6.9042